Right to Use Assets and Leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,043,752
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	309,977
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	508,976
From 2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	395,743
From 3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	316,682
From 4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	192,017
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 320,357